Condensed Statement of Operations - USD ($)		2 Months Ended	3 Months Ended
		Dec. 31, 2020	Mar. 31, 2021
Revenue		$ 0
General and administrative expenses		5,000	$ 295,117
Loss from operations			(295,117)
Other income (expense):
Change in fair value of warrant liabilities			9,532,500
Offering costs related to warrant liabilities			(3,520,347)
Net gain from investments held in trust account			44,564
Income before provision for income taxes			5,761,600
Provision for income taxes			0
Net income(Loss)		$ (5,000)	$ 5,761,600
Two Class Method:
Weighted average number of shares outstanding	[1]	37,500,000
Net income per common stock - basic and diluted		$ 0
Common Class A [Member]
Two Class Method:
Weighted average number of shares outstanding			172,500,000
Net income per common stock - basic and diluted			$ 0.00
Common Class B [Member]
Two Class Method:
Weighted average number of shares outstanding			39,562,500
Net income per common stock - basic and diluted			$ 0.14

[1]	This number includes an aggregate of up to 5,625,000 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised by the underwriters.